Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patent amortization expense	$ 87	$ 90	$ 260	$ 270	$ 357	$ 365
Patents impairment	$ 0	$ 0	$ 0	$ 0